Schedule of Investments
September 30, 2023 (unaudited)
AmericaFirst Risk-On Risk-Off Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 84.41%

Automobiles - 1.91%
Fisker Inc. (2)	13,750	88,275

Banks - 10.66%
JPMorgan Chase & Co.	739	107,170
Nu Holdings Ltd. (2)	53,000	384,250

		491,420

Biotechnology - 3.48%
TG Therapeutics, Inc. (2)	19,200	160,512

Building Products - 3.15%
Fortune Brands Innovations, Inc.	2,337	145,268

Construction Machinery & Equipment - 1.30%
Blue Bird Corporation (2)	2,811	60,015

Doll/Stuffed Toy - 0.91%
Mattel, Inc. (2)	1,909	42,055

Electronic Computers - 1.95%
Netflix Inc. (2)	238	89,869

Electronic Computers - 1.53%
Apple, Inc.	411	70,367

Electrical Equipment - 2.31%
Enovix Corporation (2)	8,470	106,299

Electromedical & Electrotherapeutic Apparatus - 1.93%
Medtronic Plc. Ordinary Shares	1,135	88,939

Grocery Stores - 1.50%
Albertsons Companies, Inc. (2)	3,048	69,342

Interactive Media & Services - 6.28%
Alphabet, Inc. Class A (2)	1,088	142,376
Meta Platforms Inc. Class A (2)	490	147,103

		289,479

IT Services - 1.56%
Rackspace Technology, Inc. (2)	30,666	72,065

Motor Vehicles & Passanger Car Bodies- 2.61%
Tesla, Inc. (2)	481	120,356

Network Equipment - 1.16%
Arista Networks Inc. (2)	290	53,340

Oil & Gas Field Machinery & Equipment - 3.63%
Cameco Corporation (2)	2,311	91,608
Hess Corporation (2)	495	75,735

		167,343

Pharmaceuticals - 5.62%
Eli Lilly & Co.	482	258,897

Pharmaceutical Preparations - 2.23%
Merck & Co., Inc.	1,000	102,950

Retail Catalog & Mail-Order Houses - 2.51%
Amazon.com, Inc. (2)	910	115,679

Semiconductors - 7.99%
Himax Technologies, Inc. (2)	11,166	65,209
Intel Corp.	3,650	129,758
NVIDIA Corp.	398	173,126

		368,093

Semiconductors & Related Devices - 3.96%
Broadcom, Inc.	220	182,728

Services-Prepackaged Software - 4.02%
Adobe, Inc. (2)	363	185,094

Software- 10.06%
Microsoft Corp.	302	95,357
Oracle Corp.	640	67,789
Palantir Technologies Inc. (2)	6,985	111,760
Palo Alto Networks, Inc. (2)	200	46,888
Tyler Technologies, Inc. (2)	246	94,990
UiPath, Inc. Class A (2)	2,734	46,779

		463,563

Technology Hardware & Equipment- 2.15%
Dell Technologies Inc. (2)	1,435	98,872

Total Common Stock	(Cost $ 3,703,629)	3,890,820

Exchange-Traded Funds - 1.80%

ProShares Bitcoin Strategy ETF (3)	6,000	82,860

Total Exchange-Traded Funds	(Cost $ 102,390)	82,860

Money Market Registered Companies - 10.84%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 5.43% (4)	499,752	499,752

Total Money Market Registered Investment Companies	(Cost $ 499,752)	499,752

Total Investments - 97.05%	(Cost $ 4,305,771)	4,473,432

Assets in Excess of Other Liabilities - 2.95%		135,969

Total Net Assets - 100.00%		4,609,401

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$4,473,432	$0
Level 2 - Other Significant Observable Inputs	$0	$0
Level 3 - Significant Unobservable Inputs	$0	$0
Total	$4,473,432	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate security; the rate shown represents the yield at September 30, 2023.